Related Party Transactions Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	Three Months Ended March 31,
(In millions)	2017	2016
Transactions with Sponsors and their affiliates
Reimbursements and expenses	$—	$6
Expenses paid to Sponsors’ portfolio companies	—	1
Expenses paid on behalf of CAC	9	6
Transactions with CEOC
Shared services allocated expenses to CEOC	96	91
Shared services allocated expenses from CEOC	23	25
Management fees incurred	11	10
Octavius Tower lease revenue	9	9
Other expenses incurred	4	7

	Years ended December 31,
(In millions)	2016	2015	2014
Transactions with Sponsors and their affiliates
Reimbursements and expenses	$6	$20	$2
Expenses paid to Sponsors’ portfolio companies	2	3	9
Expenses paid on behalf of CAC	315	36	32
Transactions with CEOC
Shared services allocated expenses to CEOC	368	355	—
Shared services allocated expenses from CEOC	148	117	—
Management fees incurred	45	40	—
Octavius Tower lease revenue	35	34	—
Other expenses incurred	14	12	—